Income taxes - Summary of Tax Loss Carry-forwards Incurred In Current And Prior Years (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	€ 449.8	€ 325.0	€ 182.3
SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	423,266,474.0
NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	26,531,641.0
Tax Year 2028 [member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	102,287,656.0
Tax Year 2028 [member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Tax Year 2029 [Member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	86,332,435.0
Tax Year 2029 [Member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Tax Year 2030 [Member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	234,646,383.0
Tax Year 2030 [Member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Unlimited [Member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Unlimited [Member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	26,531,641.0
Tax losses [member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	449,798,115.0
Tax losses [member] | Tax Year 2028 [member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	102,287,656.0
Tax losses [member] | Tax Year 2029 [Member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	86,332,435.0
Tax losses [member] | Tax Year 2030 [Member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	234,646,383.0
Tax losses [member] | Unlimited [Member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	€ 26,531,641.0